Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Basic Earnings Per Share

The basic earnings per share are broken down as follows:

	2015	2016	2017
Profit (Losses) attributable to the controlling interest in the Company	7,097	(509,699)	148,739

Weighted average number of shares in issue at S/1.00 each, at December 31,	660,053,790	660,053,790	660,053,790

Basic earnings (losses) per share (in S/)	0.011	(0.772)	0.225